UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177938
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 12	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 588	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 2, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on September 2, 2014 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 2, 2014
to the following prospectus(es):
Nationwide DestinationSM Navigator New York 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Dollar Cost Averaging for Living Benefits
1. The "Nationwide Lifetime Income Capture Investment Requirements" subsection in the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
2. The first sentence of the first paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."
3. The last sentence of the second paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Nationwide Lifetime Income Capture Option
1. Effective __________, 2014, or the date of state approval (whichever is later), the "Roll-up Interest Rate" subsection of the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
The Roll-up Interest Rate for the first Option Year is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Roll-up Interest Rate for Option Years two through fifteen will be calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed (or if the transaction is subject to the State of New York's Regulation No. 60, then the date the required step 1 forms are signed and in good order); and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime

Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
The Variable Rate for the first Option Year will be the Variable Rate that when added to its corresponding Defined Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For the first Option Year, if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or if the Contract's Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
The Defined Rate for the first Option Year will be the Defined Rate that when added to its corresponding Variable Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is determined by using the greater of the Defined Rate in effect on the Application Date or the Defined Rate in effect on the Option Issue Date. If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
2

Incorporation by Reference
The prospectus supplement dated July 2, 2014, and the prospectus, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-177938, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM Navigator New York 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.471632	31.885431	35.85%	0
2012	20.073992	23.471632	16.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.153413	13.688194	-9.67%	0
2012	14.297491	15.153413	5.99%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.120711	20.668691	28.21%	0
2012	14.053082	16.120711	14.71%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.119675	12.043635	19.01%	99,781
2012*	10.000000	10.119675	1.20%	8,359
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.500145	15.245537	12.93%	9,071
2012	12.438632	13.500145	8.53%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013	10.000000	12.234599	22.35%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	17.283516	24.004434	38.89%	0
2012	15.129971	17.283516	14.23%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.078646	20.901224	29.99%	0
2012	14.107815	16.078646	13.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.456156	19.624713	19.25%	2,276
2012	15.138702	16.456156	8.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.457741	15.035641	11.72%	25,386
2012	12.219959	13.457741	10.13%	2,632
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.609100	15.532319	14.13%	0
2012	12.194817	13.609100	11.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.507103	16.185651	19.83%	0
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.528028	20.252144	22.53%	0
2012	15.989239	16.528028	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.201274	20.440533	26.17%	6,422
2012	14.023439	16.201274	15.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.477413	20.775828	34.23%	0
2012	13.707490	15.477413	12.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.657541	14.167846	-3.34%	0
2012	14.063004	14.657541	4.23%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.954620	34.806190	34.10%	418
2012	22.954492	25.954620	13.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.926834	16.606029	28.46%	0
2012	10.873789	12.926834	18.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.211201	12.474214	22.16%	0
2012	8.970568	10.211201	13.83%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.181387	31.171545	34.47%	399
2012	19.839372	23.181387	16.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	10.000000	9.908546	-0.91%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.133800	12.293134	21.31%	0
2012	9.003854	10.133800	12.55%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.706700	16.928545	23.51%	10,104
2012	11.653053	13.706700	17.62%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.815203	11.795395	9.06%	0
2012*	10.000000	10.815203	8.15%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.068050	12.912192	28.25%	0
2012*	10.000000	10.068050	0.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	10.492598	13.554874	29.19%	0
2012	8.583266	10.492598	22.24%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	12.403811	13.991014	12.80%	0
2012	11.103975	12.403811	11.71%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.228022	14.256165	39.38%	886
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.081786	24.199527	33.83%	0
2012	15.809554	18.081786	14.37%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.924574	15.022071	25.98%	0
2012	10.421665	11.924574	14.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.196613	13.023906	27.73%	0
2012	9.079969	10.196613	12.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.567756	20.232022	29.96%	0
2012	13.782314	15.567756	12.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.643296	14.167869	21.68%	199,841
2012	10.194744	11.643296	14.21%	32,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.825276	11.371131	-3.84%	222,745
2012	11.414478	11.825276	3.60%	31,328
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.167775	15.449373	26.97%	808
2012	10.098071	12.167775	20.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.882845	13.922005	27.93%	0
2012	9.392119	10.882845	15.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.442516	12.392386	31.24%	241,568
2012	8.172677	9.442516	15.54%	41,098
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.801528	23.772500	33.54%	0
2012	15.263091	17.801528	16.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.833333	12.513978	41.67%	0
2012	7.660316	8.833333	15.31%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.154564	13.886551	36.75%	0
2012	9.237127	10.154564	9.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.893639	12.327993	13.17%	131,774
2012	9.938199	10.893639	9.61%	53,540
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.326218	11.730417	3.57%	59,273
2012	10.675245	11.326218	6.10%	19,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.825854	8.26%	16,097
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.964383	9.64%	141,594
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.686963	12.426087	16.27%	205,817
2012	9.636061	10.686963	10.91%	35,073
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.091106	12.177203	9.79%	13,649
2012	10.211873	11.091106	8.61%	1,781
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.360305	11.939941	-3.40%	0
2012	11.651623	12.360305	6.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.357432	12.913677	-3.32%	0
2012	12.634477	13.357432	5.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2013	59.246711	56.104961	-5.30%	0
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.860500	9.120905	16.03%	0
2012	6.911842	7.860500	13.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.445256	15.051921	11.95%	62,588
2012	12.453829	13.445256	7.96%	21,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.361029	13.824513	3.47%	56,190
2012	12.871264	13.361029	3.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.660597	6.61%	4,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.749073	7.49%	101,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.514442	16.707801	15.11%	39,097
2012	13.271179	14.514442	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.919941	18.021349	20.79%	0
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.221146	15.509387	9.06%	3,701
2012	13.336642	14.221146	6.63%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.571403	20.945809	34.51%	0
2012	13.322678	15.571403	16.88%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.306983	25.353753	31.32%	5,334
2012	16.652215	19.306983	15.94%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	27.008645	26.657539	-1.30%	0
2012	27.365352	27.008645	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	17.917617	17.485835	-2.41%	0
2012	16.173014	17.917617	10.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.317313	11.134515	19.50%	0
2012	8.171995	9.317313	14.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.034666	13.312694	32.67%	0
2012	8.754200	10.034666	14.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.474025	12.626278	33.27%	0
2012	8.163084	9.474025	16.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.354080	14.164867	36.80%	0
2012	9.150703	10.354080	13.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.276879	15.101350	33.91%	0
2012	9.820513	11.276879	14.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.858613	21.111083	42.08%	0
2012	13.311867	14.858613	11.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.182797	30.657604	38.20%	0
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.921043	29.022648	38.72%	0
2012	18.396109	20.921043	13.73%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.629438	18.885193	29.09%	0
2012	13.019696	14.629438	12.36%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.015389	11.165751	1.37%	0
2012	9.656214	11.015389	14.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013	10.000000	11.698844	16.99%	29,012
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.761332	10.632633	-1.20%	0
2012	10.532312	10.761332	2.17%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.833939	16.397851	18.53%	0
2012	11.723024	13.833939	18.01%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.714632	20.386676	29.73%	0
2012	13.654221	15.714632	15.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.886628	30.377745	38.80%	0
2012	18.845528	21.886628	16.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.624494	10.497838	-1.19%	504
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.829684	11.648781	-1.53%	0
2012	11.334165	11.829684	4.37%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.811694	10.435636	-3.48%	0
2012	10.004024	10.811694	8.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.854028	22.066684	48.56%	1,617
2012	11.488675	14.854028	29.29%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.639938	10.494193	8.86%	526
2012*	10.000000	9.639938	-3.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.626985	24.654228	48.28%	0
2012	15.617243	16.626985	6.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.855345	32.341074	35.57%	2,543
2012	20.443677	23.855345	16.69%	1,541
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.140494	11.180324	10.25%	758
2012*	10.000000	10.140494	1.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.849176	13.386176	-9.85%	6,182
2012	14.038950	14.849176	5.77%	4,225
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.871948	20.308520	27.95%	8,604
2012	13.864384	15.871948	14.48%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.116372	12.015318	18.77%	198,879
2012*	10.000000	10.116372	1.16%	73,405
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.400106	15.101908	12.70%	44,166
2012	12.371587	13.400106	8.31%	14,252
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.872229	33.088129	38.61%	388
2012	20.940231	23.872229	14.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.175596	22.281987	29.73%	1,800
2012	15.100981	17.175596	13.74%	3,575
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.725526	21.095682	19.01%	2,287
2012	16.339629	17.725526	8.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.250120	14.773700	11.50%	922
2012	12.055916	13.250120	9.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.399134	15.261712	13.90%	0
2012	12.031099	13.399134	11.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.298675	15.903619	19.59%	13,969
2012	11.722046	13.298675	13.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.272913	19.899161	22.28%	12,705
2012	15.774479	16.272913	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.160639	21.607082	25.91%	13,219
2012	14.884062	17.160639	15.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.955741	22.714143	33.96%	27,194
2012	15.047317	16.955741	12.68%	7,594
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.023325	13.527342	-3.54%	1,196
2012	13.481898	14.023325	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.449304	35.397752	33.83%	6,544
2012	23.439599	26.449304	12.84%	1,361
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.701650	16.283737	28.20%	8,307
2012	10.706096	12.701650	18.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.114985	12.331646	21.91%	696
2012	8.904117	10.114985	13.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.042512	14.637928	12.23%	24,612
2012	11.754372	13.042512	10.96%	11,702
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.420447	32.771185	34.20%	301
2012	20.942325	24.420447	16.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.209122	11.420270	11.86%	6,860
2012*	10.000000	10.209122	2.09%	6,860
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	10.000000	9.895117	-1.05%	1,550
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.089386	12.214470	21.06%	1,374
2012	8.982637	10.089386	12.32%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.304255	17.287894	29.94%	0
2012	11.014999	13.304255	20.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.945246	12.584499	26.54%	4,986
2012*	10.000000	9.945246	-0.55%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.605136	16.769076	23.26%	15,522
2012	11.590239	13.605136	17.38%	11,033
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.800595	11.755603	8.84%	7,969
2012*	10.000000	10.800595	8.01%	7,367
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.054450	12.868630	27.99%	16,413
2012*	10.000000	10.054450	0.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.494993	27.712084	28.92%	13,808
2012	17.619325	21.494993	22.00%	6,776
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.946570	13.264828	33.36%	11,026
2012*	10.000000	9.946570	-0.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.256865	34.059408	12.57%	1,453
2012	27.141314	30.256865	11.48%	637
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.214213	14.208095	39.10%	0
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.165838	25.598429	33.56%	6,441
2012	16.791481	19.165838	14.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.860324	14.910887	25.72%	19,739
2012	10.386610	11.860324	14.19%	3,531
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.162203	12.953675	27.47%	12,241
2012	9.067741	10.162203	12.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.452427	20.041485	29.70%	0
2012	13.708059	15.452427	12.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.486841	13.949176	21.44%	238,753
2012	10.078216	11.486841	13.98%	14,777
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.666419	11.195652	-4.04%	169,141
2012	11.284076	11.666419	3.39%	13,060
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.004302	15.210958	26.71%	24,068
2012	9.982671	12.004302	20.25%	5,024
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.736608	13.707124	27.67%	2,024
2012	9.284769	10.736608	15.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.334537	12.225884	30.97%	176,381
2012	8.095662	9.334537	15.30%	17,186
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.448408	23.253744	33.27%	7,677
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.058850	13.727804	36.47%	633
2012	9.168679	10.058850	9.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.651801	12.309310	27.53%	12,443
2012	8.436374	9.651801	14.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.790994	12.187106	12.94%	83,736
2012	9.864594	10.790994	9.39%	45,285
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.359815	12.372459	19.43%	960
2012	9.255266	10.359815	11.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.219522	11.596375	3.36%	6,197
2012	10.596201	11.219522	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.811191	8.11%	28,438

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.949532	9.50%	105,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.586292	12.284112	16.04%	152,407
2012	9.564729	10.586292	10.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.065473	12.321460	22.41%	40,718
2012	8.918301	10.065473	12.86%	40,718
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.986603	12.038041	9.57%	6,907
2012	10.136240	10.986603	8.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.243899	11.803521	-3.60%	5,185
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.231603	12.766100	-3.52%	17,274
2012	12.540931	13.231603	5.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.786405	9.016627	15.80%	6,395
2012	6.860618	7.786405	13.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.780151	10.465650	19.20%	3,331
2012	7.540827	8.780151	16.43%	1,092
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.738447	23.486640	25.34%	1,983
2012	16.414092	18.738447	14.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.345609	14.910100	11.72%	44,474
2012	12.386680	13.345609	7.74%	42,725
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.384375	16.930775	17.70%	2,156
2012	13.010184	14.384375	10.56%	1,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.333587	13.768156	3.26%	16,827
2012	12.870975	13.333587	3.59%	2,070

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.646159	6.46%	35,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.734514	7.35%	33,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.291577	18.715490	14.88%	89,433
2012	14.926410	16.291577	9.15%	40,014
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.845023	21.510824	20.54%	0
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.974615	16.298023	8.84%	4,096
2012	14.071828	14.974615	6.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.456042	20.748524	34.24%	0
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.074509	31.550414	31.05%	6,157
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.019216	9.868932	-1.50%	57,491
2012	10.172213	10.019216	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.343265	14.943173	-2.61%	22,144
2012	13.877508	15.343265	10.56%	1,837
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.229482	11.007230	19.26%	13,407
2012	8.111439	9.229482	13.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.940116	13.160554	32.40%	12,516
2012	8.689350	9.940116	14.39%	450
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.384732	12.481965	33.00%	10,992
2012	8.102602	9.384732	15.82%	493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.256516	14.002987	36.53%	4,600
2012	9.082922	10.256516	12.92%	438

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.170595	14.928741	33.64%	3,202
2012	9.747754	11.170595	14.60%	417
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.747665	22.328965	41.79%	729
2012	14.137076	15.747665	11.39%	280
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.385855	32.254860	37.92%	384
2012	19.735508	23.385855	18.50%	198
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.802509	30.184230	38.44%	402
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.606084	20.105154	28.83%	8,080
2012	13.917143	15.606084	12.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.911512	11.038053	1.16%	12,377
2012	9.584620	10.911512	13.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013	10.000000	11.683009	16.83%	18,253
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.659964	10.511125	-1.40%	3,440
2012	10.454338	10.659964	1.97%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013	10.000000	12.552670	25.53%	8,643
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.731408	16.243345	18.29%	307
2012	11.659822	13.731408	17.77%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.146540	10.740556	5.85%	0
2012*	10.000000	10.146540	1.47%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.282947	11.340761	10.29%	1,239
2012*	10.000000	10.282947	2.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.698524	21.619216	29.47%	10,279
2012	14.538622	16.698524	14.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.392100	32.401575	38.52%	3,651
2012	20.182810	23.392100	15.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.610149	10.462421	-1.39%	10,533
2012*	10.000000	10.610149	6.10%	1,374
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.945992	11.914392	-7.97%	6,275
2012	12.490136	12.945992	3.65%	5,238
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.741977	11.538994	-1.73%	40,188
2012	11.273050	11.741977	4.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	29,118
2012	9.990587	10.775226	7.85%	3,286
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.774016	21.903420	48.26%	17,629
2012	11.450026	14.774016	29.03%	2,964
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.626904	10.458766	8.64%	10,440
2012*	10.000000	9.626904	-3.73%	7,312
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.355079	24.201975	47.98%	3,788
2012	15.393121	16.355079	6.25%	2,121

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.505152	19.778824	27.56%	0
2012	13.585449	15.505152	14.13%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.111402	11.972859	18.41%	0
2012*	10.000000	10.111402	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.251063	14.888462	12.36%	1,542
2012	12.271448	13.251063	7.98%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.163840	32.008588	38.18%	0
2012	20.381049	23.163840	13.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.665914	21.554977	29.34%	0
2012	14.697711	16.665914	13.39%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.199580	20.407421	18.65%	0
2012	15.903347	17.199580	8.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.943876	14.388304	11.16%	9,394
2012	11.813333	12.943876	9.57%	1,640
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.089425	14.863553	13.55%	0
2012	11.789001	13.089425	11.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.896657	19.379865	21.91%	0
2012	15.456951	15.896657	2.84%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.651302	20.901971	25.53%	0
2012	14.486509	16.651302	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.452529	21.972957	33.55%	0
2012	14.645431	16.452529	12.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.607204	13.085958	-3.83%	0
2012	13.121907	13.607204	3.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.664469	34.242892	33.43%	0
2012	22.813717	25.664469	12.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.370367	15.810772	27.81%	0
2012	10.458778	12.370367	18.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.779929	14.299561	11.89%	4,820
2012	11.552993	12.779929	10.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	10.000000	9.874955	-1.25%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.022969	12.097137	20.69%	0
2012	8.950823	10.022969	11.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.778669	11.696013	8.51%	0
2012*	10.000000	10.778669	7.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.857130	26.807892	28.53%	0
2012	17.148792	20.857130	21.62%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.597094	24.763227	33.16%	0
2012	16.343084	18.597094	13.79%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.110699	12.848797	27.08%	0
2012	9.049407	10.110699	11.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.255546	13.626690	21.07%	9,799
2012	9.905519	11.255546	13.63%	6,322
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.431553	10.936849	-4.33%	11,649
2012	11.090766	11.431553	3.07%	6,154
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.762560	14.859259	26.33%	0
2012	9.811580	11.762560	19.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.520324	13.390128	27.28%	0
2012	9.125578	10.520324	15.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.174469	11.979667	30.58%	11,743
2012	7.981188	9.174469	14.95%	8,015
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.930563	22.494948	32.87%	0
2012	14.590393	16.930563	16.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.638464	11.978252	12.59%	7,146
2012	9.754944	10.638464	9.06%	4,717
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.789190	7.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.927239	9.27%	96,904
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.436655	12.073604	15.68%	2,315
2012	9.458397	10.436655	10.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.831315	11.831755	9.24%	7,145
2012	10.023566	10.831315	8.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.896769	12.150998	-5.78%	0
2012	12.744186	12.896769	1.20%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.197182	14.699388	11.38%	28,207
2012	12.286428	13.197182	7.41%	9,755
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.937881	13.318874	2.94%	47,863
2012	12.527245	12.937881	3.28%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.624476	6.24%	1,300
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.808117	18.104816	14.53%	23,673
2012	14.527801	15.808117	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.315454	20.808912	20.18%	0
2012	15.500648	17.315454	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.530234	15.766218	8.51%	0
2012	13.696059	14.530234	6.09%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.284154	20.455327	33.83%	0
2012	13.143632	15.284154	16.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.720735	9.545767	-1.80%	0
2012	9.899405	9.720735	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.111494	13.762966	36.11%	0
2012	8.981908	10.111494	12.58%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.280298	21.600360	41.36%	0
2012	13.759512	15.280298	11.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.691833	31.202424	37.51%	0
2012	19.208436	22.691833	18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.757084	10.848682	0.85%	0
2012	9.477882	10.757084	13.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013	10.000000	11.659226	16.59%	1,969
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.141560	10.702594	5.53%	0
2012*	10.000000	10.141560	1.42%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.260252	11.651257	13.56%	0
2012*	10.000000	10.260252	2.60%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.277897	11.300676	9.95%	0
2012*	10.000000	10.277897	2.78%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.203001	20.913854	29.07%	0
2012	14.150389	16.203001	14.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.697960	31.344434	38.09%	0
2012	19.643856	22.697960	15.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.720627	10.295320	-3.97%	0
2012	9.970403	10.720627	7.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.685955	30.599720	34.88%	0
2012	19.540947	22.685955	16.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.106163	11.085940	9.69%	16,510
2012*	10.000000	10.106163	1.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.264684	19.432451	27.30%	0
2012	13.402114	15.264684	13.90%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.108080	11.944556	18.17%	9,866
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.152347	14.747464	12.13%	37,777
2012	12.204946	13.152347	7.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.333683	21.082293	29.07%	0
2012	14.434186	16.333683	13.16%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.856739	19.959928	18.41%	0
2012	15.618215	16.856739	7.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.743149	14.136329	10.93%	76,535
2012	11.653935	12.743149	9.35%	7,176
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.886464	14.603300	13.32%	15,675
2012	11.629948	12.886464	10.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.650026	19.040356	21.66%	6,900
2012	15.248274	15.650026	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.319340	20.443580	25.27%	0
2012	14.226743	16.319340	14.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.124534	21.491087	33.28%	456
2012	14.382815	16.124534	12.11%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.336017	12.799039	-4.03%	0
2012	12.886699	13.336017	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.152950	33.492090	33.15%	297
2012	22.404753	25.152950	12.27%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.153747	15.502295	27.55%	511
2012	10.296645	12.153747	18.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.877544	11.981099	21.30%	19,539
2012	8.739564	9.877544	13.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.607377	14.077774	11.66%	20,777
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	10.000000	9.861505	-1.38%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.978802	12.019327	20.45%	0
2012	8.929610	9.978802	11.75%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.353591	16.375548	22.63%	22,826
2012	11.434104	13.353591	16.79%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.020404	12.760017	27.34%	764
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.441302	26.219945	28.27%	0
2012	16.841270	20.441302	21.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.076431	12.779192	26.82%	0
2012	9.037179	10.076431	11.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.103511	13.415262	20.82%	39,048
2012	9.791710	11.103511	13.40%	15,201
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.277224	10.767219	-4.52%	32,643
2012	10.963430	11.277224	2.86%	14,752
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.378207	13.182359	27.02%	894
2012	9.020713	10.378207	15.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.069012	11.817868	30.31%	33,489
2012	7.905590	9.069012	14.72%	19,246
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.593071	22.001672	32.60%	908
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.774489	7.74%	17,088

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.912370	9.12%	3,131
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.337789	11.934880	15.45%	3,827
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.728763	11.695859	9.01%	18,520
2012	9.948976	10.728763	7.84%	18,725
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.098884	14.560189	11.16%	48,577
2012	12.219870	13.098884	7.19%	25,341
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.679994	13.026816	2.74%	41,604
2012	12.302669	12.679994	3.07%	11,114

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013	10.000000	10.610017	6.10%	30,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.492993	17.707774	14.30%	4,228
2012	14.267335	15.492993	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.526205	9.335684	-2.00%	1,587
2012	9.721147	9.526205	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.975638	21.126635	41.07%	280
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013	10.000000	11.643359	16.43%	2,713
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.477526	15.862133	17.69%	737
2012	11.502750	13.477526	17.17%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.879991	20.455224	28.81%	585
2012	13.896643	15.879991	14.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.574216	10.374051	-1.89%	14,417
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.524803	11.268074	-2.23%	1,978
2012	11.121145	11.524803	3.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.684266	10.239501	-4.16%	5,412
2012	9.956927	10.684266	7.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.575218	21.499141	47.50%	3,472
2012	11.353689	14.575218	28.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.594282	10.370399	8.09%	5,640
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm. "
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "amreicanfundsfpa.htm."
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(21) Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177938) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 218 and 167 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on July 2, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on July 2, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact